SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Jan. 01, 2021
Operating lease right-of-use asset	$ 17,042
Lease liabilities	17,077
ASU 2016-02
Operating lease right-of-use asset		$ 19,280
Lease liabilities		19,566
Other payables
Lease liabilities	8,637
Other payables | ASU 2016-02
Lease liabilities		8,636
Other long-term liabilities
Lease liabilities	$ 8,440
Other long-term liabilities | ASU 2016-02
Lease liabilities		10,930
Cumulative effect | ASU 2016-02
Operating lease right-of-use asset		19,280
Lease liabilities		$ 19,566